THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON     --------------------------
THE FORM 13F FILED ON 5/15/09 PURSUANT TO A REQUEST          OMB APPROVAL
FOR CONFIDENTIAL TREATMENT AND FOR WHICH A SCHEDULE   --------------------------
         13D HAS SINCE BEEN FILED.                    OMB Number: 3235-0006
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:     3/31/2009
                                                             --------------
            Check here if Amendment[ X ]: Amendment Number:        1
                                                             --------------

                        This Amendment (Check only one):
                         [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
          ----------------------------------------------------------------------
Address:  191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
          ----------------------------------------------------------------------

Form 13F File Number 28-     11638
                             ---------------------------------------------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark Buckley
          ----------------------------------------------------------------------
Title:    Associate
          ----------------------------------------------------------------------
Phone:    312-265-9600
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Mark Buckley
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
7/27/2009
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
--------------------

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                           2
             ---------------

Form 13F Information Table Entry Total:
                           2
             ---------------

Form 13F Information Table Value Total:
             $          3,592 (thousands)
             ----------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number       Name
1                28-11635                   DANIEL J. DONOGHUE
-------------    -----------------------    ------------------------------------
2                28-11637                   DISCOVERY GROUP I, LLC
-------------    -----------------------    ------------------------------------

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
                                                       13F Information Table
                                                             3/31/2009

    COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
                                                                                                                 Voting Authority
    NAME OF               TITLE OF                VALUE      SHRS OR    SH/   PUT/   INVESTMENT    OTHER
     ISSUER                CLASS       CUSIP     (X $1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE

I-FLOW CORP               COM NEW    449520303         184     50,324   SH          SHARED-OTHER    1, 2             50,324
NOBEL LEARNING CMNTYS INC   COM      654889104       3,408    290,330   SH          SHARED-OTHER    1, 2            290,330

Total                                                3,592    340,654                                               340,654